Finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs
Schedule of finance costs
	2023	2022
	USD	USD`
Bank overdrafts interest	680	4,145
Lease liabilities interest	6,645	-
Hire purchase interest	-	28
Term loan interest	-	1,652
Invoice financing interest	-	11,556
	7,325	17,381